UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        05/13/2003


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           51

Form 13F Information Table Value Total: $         148,676



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1880    50000 SH       SOLE                    50000
AOL TIME WARNER                COM              00184A105     2905   267500 SH       SOLE                   261500              6000
APPLE COMPUTER INC             COM              037833100     2644   187000 SH       SOLE                   182500              4500
ASHLAND INC.                   COM              044204105      279     9400 SH       SOLE                     9400
AT&T CORP WIRELESS GROUP       COM              00209A106     1480   224300 SH       SOLE                   219300              5000
BIOGEN INC.                    COM              090597105     2544    84900 SH       SOLE                    84900
BJ's WHOLESALE CLUB INC.       COM              05548J106     5547   490900 SH       SOLE                   488200              2700
BRISTOL MYERS- SQUIBB          COM              110122108     2009    95100 SH       SOLE                    90800              4300
BROADCOM CORP                  COM              111320107     2099   170000 SH       SOLE                   170000
CHARMING SHOPPES INC           COM              161133103       73    21000 SH       SOLE                                      21000
CISCO SYSTEMS                  COM              17275R102     4316   332500 SH       SOLE                   332500
EARTHLINK INC                  COM              270321102     1427   248200 SH       SOLE                   248200
EMC CORP                       COM              268648102     3475   480700 SH       SOLE                   472700              8000
FEDERATED DEPT STR NEW         COM              31410H101     2152    76800 SH       SOLE                    76800
FORD MOTOR COMPANY             COM              345370860     3692   491000 SH       SOLE                   491000
GENENTECH INC                  COM              368710406     1645    47000 SH       SOLE                    44000              3000
GENERAL ELECTRIC CORP.         COM              369604103     3060   120000 SH       SOLE                   120000
GENERAL MTRS CORP CL H         COM              370442832     2090   186600 SH       SOLE                   180100              6500
GOLDMAN SACHS                  COM              38141G104     2042    30000 SH       SOLE                    30000
GOODYEAR TIRE & RUBR COM       COM              382550101     2416   467400 SH       SOLE                   467400
HEINZ H J CO COM               COM              423074103     1361    46600 SH       SOLE                    46600
HOME DEPOT INC COM             COM              437076102     4397   180500 SH       SOLE                   180500
HONEYWELL INC COM              COM              438516106     4706   220300 SH       SOLE                   217300              3000
HUMANA INC                     COM              444859102     2321   241800 SH       SOLE                   236800              5000
INTEL CORP.                    COM              458140100     6059   372200 SH       SOLE                   372200
INTERPUBLIC GROUP COS COM      COM              460690100     1265   136000 SH       SOLE                   136000
JP MORGAN CHASE                COM              46625H100     6968   293900 SH       SOLE                   293900
JUNIPER NETWORKS               COM              48203r104     1775   217300 SH       SOLE                   207300             10000
MARATHON OIL CORP.             COM              565849106     3138   130900 SH       SOLE                   125900              5000
MCDONALDS CORP COM             COM              580135101     2262   156400 SH       SOLE                   151400              5000
MCKESSON HBOC Inc              COM              58155Q103     5579   223800 SH       SOLE                   220800              3000
MELLON BANK                    COM              58551A108     1176    55300 SH       SOLE                    55300
MICRON TECHNOLOGY              COM              595112103     3126   384000 SH       SOLE                   376000              8000
MICROSOFT CORP COM             COM              594918104     1816    75000 SH       SOLE                    75000
MORGAN STANLEY DEAN WITTER DIS COM              617446448     1415    36900 SH       SOLE                    36900
MOTOROLA INC COM               COM              620076109     7146   865100 SH       SOLE                   855100             10000
NEWMONT MINING CORP            COM              651639106     4171   159500 SH       SOLE                   159500
NOVELL INC.                    COM              670006105       25    11800 SH       SOLE                                      11800
PANAMSAT CORP NEW              COM              697933109     3917   277400 SH       SOLE                   271400              6000
RITE AID CORP.                 COM              767754104       54    24000 SH       SOLE                                      24000
SANMINA CORP-SCI CORP          COM              800907107     3893   963700 SH       SOLE                   963700
SBC COMMUNICATIONS INC.        COM              78387G103     3210   160000 SH       SOLE                   155000              5000
SCHERING PLOUGH CORP           COM              806605101      214    12000 SH       SOLE                    12000
SOLECTRON CORP COM             COM              834182107     3833  1269300 SH       SOLE                  1249300             20000
SPRINT PCS GROUP               COM              852061506     5870  1346300 SH       SOLE                  1321300             25000
SUN MICROSYSTEMS               COM              866810104     7168  2198900 SH       SOLE                  2159900             39000
TAKE-TWO INTERACTIVE SOFTWARE  COM              874054109     3916   175700 SH       SOLE                   171700              4000
TEXAS INSTRUMENTS              COM              882508104     6158   376200 SH       SOLE                   376200
TOYS R US CORP                 COM              892335100     1886   225300 SH       SOLE                   225300
UNOCAL CORP.                   COM              915289102     1447    55000 SH       SOLE                    55000
WAL MART STORES INC            COM              931142103      624    12000 SH       SOLE                    12000